Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 1,139,000	$ 860,000	$ 2,247,000	$ (2,909,000)
Adjustments to Reconcile Net Income (Loss) to Net Cash provided by Operating Activities
Depreciation of property and equipment	715,000	791,000	1,503,000	1,767,000
Amortization of intangible assets	84,000	84,000	168,000	168,000
Amortization of capitalized engineering costs	225,000	360,000	580,000	992,000
Bad debt expense	241,000	188,000	427,000	346,000
Non-cash compenstion expense	43,000	60,000	131,000	368,000
Non-cash interest expense including amortization of debt discounts	0	0	0	1,323,000
Amortization of deferred financing costs	27,000	88,000	136,000	279,000
Gain on sale of real estate	(19,000)	(19,000)	(38,000)	(38,000)
Adjustments to Lease Impairment	53,000	0	0	0
(Increase) Decrease in Operating Assets:
Accounts Receivable	(3,680,000)	(1,177,000)	(2,088,000)	848,000
Assets Held for Sale			0	188,000
Inventory	1,280,000	(303,000)	(1,078,000)	125,000
Prepaid Expenses and Other Current Assets	143,000	33,000	(123,000)	61,000
Income Taxes Receivable			0	33,000
Deposits	(124,000)	50,000	57,000	35,000
Other Assets	57,000	3,000	(87,000)	(198,000)
Increase (Decrease) in Operating Liabilities:
Accounts payable and accrued expenses	(735,000)	813,000	1,567,000	236,000
Deferred Rent	47,000	95,000	174,000	190,000
Income Taxes payable	586,000	25,000	57,000	0
Liabilities Held For Sale			0	(914,000)
NET CASH PROVIDED BY OPERATING ACTIVITIES	82,000	1,951,000	3,633,000	2,900,000
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition	(11,400,000)	0
Capitalized engineering costs	(162,000)	(296,000)	(510,000)	(343,000)
Purchase of property and equipment	(243,000)	(288,000)	(778,000)	(770,000)
Deposit for new property and equipment	(116,000)	0
NET CASH USED IN INVESTING ACTIVITIES	(11,921,000)	(584,000)	(1,288,000)	(1,113,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Private Placement	6,885,000	0
Payment of Issuance costs for Private Placement	(553,000)	0
Notes payable - Sellers	(295,000)	(210,000)	(377,000)	(285,000)
Capital lease obligations	(282,000)	(195,000)	(398,000)	(368,000)
Notes payable-Jr. Subordinated Debt			(130,000)	(50,000)
Notes payable - SFFC			0	(4,460,000)
Notes payable - Revolver	3,397,000	(677,000)	(284,000)	849,000
Notes payable - Term Loan PNC	3,400,000	(500,000)	(1,000,000)	3,000,000
Cash paid for deferred financing costs	0	(20,000)	(20,000)	(175,000)
Payments related to Lease Impairment	(55,000)	(50,000)	(96,000)	(223,000)
NET CASH USED IN FINANCING ACTIVITIES	12,497,000	(1,652,000)	(2,305,000)	(1,712,000)
NET INCREASE IN CASH AND CASH EQUIVALENTS	658,000	(285,000)	40,000	75,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	577,000	537,000	537,000	462,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,235,000	252,000	577,000	537,000
Supplemental cash flow information:
Cash paid during the year for interest	860,000	944,000	1,895,000	2,345,000
Cash paid during the year for income taxes	64,000	0	0	0
Supplemental schedule of non-cash investing and financing activities:
Junior Subordinated Debt Converted to Common Stock	5,204,000
Property and equipment acquired under capital leases	0	827,000	827,000	0
Non-cash dividends on Series B Preferred Stock			0	1,436,000
Purchase of substantially all assets of Nassau Tool Works, Inc and assumption of liabilities in the acquisition as follows:
Fair Value of Tangible Assets acquired	(7,941,000)
Intangible assets, subject to amortization	(4,975,000)
Goodwill	(162,000)
Liabilities assumed	(660,000)
Due to Seller	(718,000)
Common Stock	(300,000)
Cash paid for acquisition	$ 11,400,000